Concentrations (Details) - Schedule of Details of Suppliers Total Purchases - Total Purchase [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount	$ 1,596,683	$ 563,216	$ 979,432
Total purchase, Percentage	55.00%	21.00%	38.00%
Supplier A [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount		$ 295,283	$ 563,653
Total purchase, Percentage		11.00%	22.00%
Supplier B [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount			$ 415,779
Total purchase, Percentage			16.00%
Supplier C [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount	$ 472,988
Total purchase, Percentage	16.00%
Supplier D [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount	$ 430,744	$ 267,933
Total purchase, Percentage	15.00%	10.00%
Supplier E [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount	$ 366,115
Total purchase, Percentage	13.00%
Supplier F [Member]
Concentrations (Details) - Schedule of Details of Suppliers Total Purchases [Line Items]
Total purchase, Amount	$ 326,836
Total purchase, Percentage	11.00%